Exhibit 99.3

Exception Grades
Run Date - 10/31/2024 2:42:26 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220947142		3158535108		30014607			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2024-02-22): appraisal acknowledgement received Buyer Comment (2024-02-22): Please review uploaded disclosure tracking summary reflecting appraisal delivery on [redacted].	02/22/2024			1	B	A	B	A	B	A	B	A	B	A		SD	Primary	Refinance - Rate/Term		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
220947142		3158535108		30014639			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] increased to $[redacted] on Final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-23): [redacted] received a valid COC. Buyer Comment (2024-02-22): Please review uploaded CIC dated [redacted] addressing Appraisal Fee increasing to $[redacted] final CD reflects $[redacted] charged) and CIC dated [redacted] for an additional Appraisal Fee of $[redacted]. This was a construction loan.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142		3158535108		30014640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Second Appraisal fee in the amount of $[redacted] was added to the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.				Reviewer Comment (2024-02-23): [redacted] received a valid COC. Buyer Comment (2024-02-22): $[redacted] is for 1004D Appraisal Update which was disclosed on [redacted] LE as $[redacted]. Additionally, [redacted] CIC addresses the $[redacted]. This was a construction loan.	02/23/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142	3158535108	30014641	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Credit Report fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] increased to $[redacted] on Final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-02-25): [redacted] received VCC and as per associated comment.

Buyer Comment (2024-02-23): Please clear citing.  Page 3 of initial LE dated [redacted] (as well as LEs dated [redacted] and [redacted]) indicate this is a construction loan and a delay in closing ([redacted]) would require new credit pull(s) due to initial CBR(s) expiring.  CIC dated [redacted] addresses this and increase is reflected on [redacted] LE (not a CD).

Reviewer Comment (2024-02-23): [redacted] would required a valid COC as to why the fee increased on CD dated.[redacted] for $[redacted] or provide cure docs . Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

																	Buyer Comment (2024-02-22): Please review uploaded CIC dated [redacted] addressing Credit Report (fee) increasing to $[redacted]. This was a construction loan.	02/25/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
220947142		3158535108		30014396			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes. For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of 4.3, which does not meet securitization requirements.				Reviewer Comment (2024-02-23): 2nd appraisal received Buyer Comment (2024-02-22): Please review uploaded 2nd appraisal.	02/23/2024			1	D	A	D	A	D	A	D	A	D	A		SD	Primary	Refinance - Rate/Term		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221038560	3158535110	30203636	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The Note amount is $[redacted], and the appraisal indicated the estimated cost new is $[redacted]. Based on hazard insurance coverage of $[redacted], the loan is short of the required coverage, An Insurer's Replacement Cost Estimate was not in file.	Reviewer Comment (2024-04-24): updated HOI policy received, D0319, showing sufficient coverage

Buyer Comment (2024-04-24): Please see attached evidence of increased HOI coverage.

Reviewer Comment (2024-03-21): The guideline previously quoted below is the same verbiage as used by FNMA.  Can you provide a policy or guideline information confirming what you are stating that coverage equal to the Note amount is sufficient and do not need replacement cost verbiage?

Buyer Comment (2024-03-21): Do not concur.  If the dwelling coverage amount is equal to or greater than the Note amount, the replacement cost verbiage is not required.  If the dwelling coverage amount is less than the Note amount, then the inclusion of replacement cost verbiage, Processor Certification from the insurance agent, or Cost Estimator verifying the insurance policy includes replacement cost coverage or 80% of the insurable value would be applicable.

Reviewer Comment (2024-03-21): Guidelines require "The minimum amount of required property insurance coverage must be equal to the lesser of:
100% of the replacement cost value of the improvements, or
The unpaid principal balance of the loan, provided it equals no less than 80% of the replacement cost value of the improvements."  80% of the replacement cost, based on the appraisal information is $[redacted].  The HOI coverage is less than this amount.  Need an insurer's RCE to confirm coverage is sufficient.

																	Buyer Comment (2024-03-21): Do not concur. Dwelling coverage equal to or greater than Note amount satisfies HOI requirement. $[redacted] exceeds $[redacted].	04/24/2024			1	C	A	C	A	C	A	C	A	C	A		KS	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396013		3158535121		30756247			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-06-21): PDI received, showing no damage to subject property Buyer Comment (2024-06-21): Please see attached disaster inspection.	06/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396013	3158535121	30756580	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Condo questionnaire fee in the amount of $[Redacted] was initially added with a valid Change of Circumstance (COC); however, when the fee was increased by $[Redacted] to the final amount of $[Redacted], the reason on the COC was valid, but the re-disclosure on [Redacted] did not meet the timing requirement and as such, the increase is not considered valid. The tolerance cure due is $[Redacted]. This cure would be inclusive of the $[Redacted] cure needed for the Total of Payments underdisclosure --- the total cure to correct both issues is $[Redacted].	Reviewer Comment (2024-06-25): PCCD, LOX, and refund check provided for $[Redacted]

Buyer Comment (2024-06-25): please review refund

Reviewer Comment (2024-06-19): There is a valid COC (change in what Fannie deems permissible for Condo Questionnaire), the revised disclosure reflecting the increase was issued on [Redacted] which is > 3 days from COC date of [Redacted] (based on docs in file Doc ID 0675, 0387 & 0177.

Reviewer Comment (2024-06-19): SitusAMC received rebuttal, on LE and CD fee was disclosed on sec H however on PCCD fee moved to sec B. If fee was not required, fee should be disclosed on sec H of CD. Corrected PCCD & LOE is required or cure is required.

																	Buyer Comment (2024-06-18): Please advise why the CIC issued on [Redacted] for the 2nd Condo fee increase did not meet the timing requirements. The CIC for the increase was issued on [Redacted] fee was listed on the LE issued [Redacted]. Please review section H of LE [Redacted]		06/25/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396013		3158535121		30756962			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	Total of Payments inaccuracy was corrected on the Post Close Closing Disclosure (PCCD); however, to complete the cure the following items are still needed: 1) a letter of explanation to the borrower, 2) proof of delivery of the PCCD, and 3) a copy of the refund check for the underdisclosed amount. The $[Redacted] cure for this will also cover the $[Redacted] cure required for the tolerance violation on the Condo Questionnaire fee.				Reviewer Comment (2024-06-27): PCCD, LOX, check, and proof of delivery provided Buyer Comment (2024-06-27): Please see attached refund documentation for total of $[Redacted] ($[Redacted] and $[Redacted]) as verified to cure on AMC management review escalation. Reviewer Comment (2024-06-25): A PCCD, refund check, and LOX for $[Redacted] has been received. Need an additional PCCD, refund check and LOX for the remaining $[Redacted] to resolve this issue. Buyer Comment (2024-06-25): please review refund		06/27/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158535132		30785455			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.						06/17/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396029		3158535132		30792214			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.						06/17/2024			1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158535132		30792213			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.						06/17/2024			1	A	A	A	A	A	A	A	A	A	A		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158535132		30785644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [Redacted] are underdisclosed.					Reviewer Comment (2024-07-16): Letter of Explanation and Correct CD were provided. Buyer Comment (2024-07-15): Concur - please review PCCD		07/16/2024		2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221396029		3158535132		30785459			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.						06/17/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221396029		3158535132		30785456			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.						06/17/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221802566		3158535113		31365035			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted] with no declared end date. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-08-20): property inspection report, dated [redacted], shows no damage to subject property Buyer Comment (2024-08-20): Please review PC CD	08/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221802566		3158535113		31399478			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.	updated IEADS in file				Reviewer Comment (2024-08-16): Sufficient Cure Provided At Closing		08/16/2024		1		A		A		A		A		A		FL	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802566		3158535113		31378395			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		08/14/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802566		3158535113		31365232			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least four (4) business days prior to closing.	Evidence of actual receipt date of revised Loan Estimate, issued on [redacted], is not provided. Default receipt date is [redacted], which is less than 4 business days prior to the closing date ([redacted]).				Reviewer Comment (2024-08-19): SitusAMC received proof of receipt. Buyer Comment (2024-08-16): Do not concur - POR was in file	08/19/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221802566		3158535113		31365230			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.	Post-closing CD was issued correcting P&I to match Note and update escrows: however, to complete the cure for this issue, proof of delivery of the corrections by the borrower is required and was not found in the loan file.				Reviewer Comment (2024-09-23): Exception cured prior to discovery. Buyer Comment (2024-09-23): proof o f delivery provided Reviewer Comment (2024-08-19): This is a material exception and requires PCCD, LOE, and proof of mailing to cure. Buyer Comment (2024-08-16): Please review LOE to borrower of the correction. proof of delivery is not required as guidelines indicate corrections can be it can be mailed to borrower		09/23/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802566		3158535113		31365229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan.	Post-closing CD was issued correcting P&I to match Note; however, to complete the cure for this issue, proof of delivery of the corrections by the borrower is required and was not found in the loan file.				Reviewer Comment (2024-09-23): Exception cured prior to discovery. Buyer Comment (2024-09-23): Concur - please review proof of delivery Reviewer Comment (2024-08-19): This is a material exception and requires PCCD, LOE, and proof of mailing to cure. Buyer Comment (2024-08-16): Please review LOE to borrower of the correction. proof of delivery is not required as guidelines indicate corrections can be it can be mailed to borrower		09/23/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802566	3158535113	31365228	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.)	Final seller Closing Disclosure not provided in loan images; no seller-paid fees are disclosed on consumer's Closing Disclosure.	Reviewer Comment (2024-09-23): SitusAMC received seller CD.

Buyer Comment (2024-09-23): Concur - please review seller CD

Reviewer Comment (2024-08-19): 1026.19(f)(3)(ii)(D)(iv) states...Creditor's copy. When the consumer's and seller's disclosures under this paragraph (f) are provided on separate documents, as permitted under § 1026.38(t)(5), the settlement agent shall provide to the creditor (if the creditor is not the settlement agent) a copy of the disclosures provided to the seller under paragraph (f)(4)(i) of this section.  Please provide a copy of the seller CD for review.

																	Buyer Comment (2024-08-16): Do not concur - There are no seller fees in the Closing Cost Details section or the Summaries of Transactions on CD therefore seller CD is not required	09/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802566	3158535113	31365227	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	This is an EV2/B graded exception. Tax and insurance escrow data was updated after issuance of Initial Escrow Account Disclosure.	Reviewer Comment (2024-08-16): updated IEADS in file and acceptable Buyer Comment (2024-08-16): Do not concur - A corrected IEADS is acceptable after closing	08/16/2024	1	B	A	B	A	B	A	B	A	B	A	FL	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802570	3158535114	31352560	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Credit Technology and Verification Fee ($[redacted]); Title - Run Down ($[redacted]).	Reviewer Comment (2024-08-28): SitusAMC received lender attestation for the purpose of the title-rundown fee, as a search fee and that credit tech& verif fee is not life of loan fee and both 4c7 fees not included in finance charge

Buyer Comment (2024-08-27): doc attached

Buyer Comment (2024-08-27): confirmation from lender

Buyer Comment (2024-08-26): Please review again -A title rundown(bring down) is a procedure that ensures there are no liens against a property that is used as collateral for a loan. AKA Title Search ( In most states, the buyer typically pays the fee for a bring-down search." A Title Bringdown is a second search,)

Reviewer Comment (2024-08-23): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-08-23): [redacted] received lender certification on Credit Tech & Verif fee as a one time fee.  Fee has been offset, however, Finance Charge is still underdisclosed by $[redacted].  In reviewing lender's compliance report it appears the Title-Title Run Down fee was not included.  Lender can provide an attestation of the specific purpose of this fee in order to review if a finance charge, or cure would be due to borrower.

																	Buyer Comment (2024-08-23): Please review lender agreement that the credit/technology fee is NPP also the Title- Run Down/Bring Down is a search fee which is also NPP	08/28/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802570	3158535114	31352561	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Credit Technology and Verification Fee ($[redacted]); Title - Run Down ($[redacted]).	Reviewer Comment (2024-08-28): SitusAMC received lender attestation for the purpose of the title-rundown fee, as a search fee and that credit tech& verif fee is not life of loan fee and both 4c7 fees not included in finance charge

Reviewer Comment (2024-08-23): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]). (Final/[redacted])

Reviewer Comment (2024-08-23): [redacted] received lender certification on Credit Tech & Verif fee as a one time fee.  Fee has been offset, however, Finance Charge is still underdisclosed by $[redacted].  In reviewing lender's compliance report it appears the Title-Title Run Down fee was not included.  Lender can provide an attestation of the specific purpose of this fee in order to review if a finance charge, or cure would be due to borrower.

																	Buyer Comment (2024-08-23): Please review document uploaded	08/28/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802570		3158535114		31352583			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of 2.6, which does not meet securitization requirements.				Reviewer Comment (2024-08-14): updated USCP from [redacted] and [redacted] received Buyer Comment (2024-08-14): Do not concur - please review acceptable UCDP that was in file	08/14/2024			1	D	A	D	A	D	A	D	A	D	A		MA	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221802730	3158535140	31277631	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Insufficient or no cure was provided to the borrower.	A cure of $[redacted] was provided on the final CD. Total calculated cure needed is $[redacted], leaving the existing cure $[redacted] short of the required amount.	Reviewer Comment (2024-09-04): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-09-03): Please review uploaded proof of delivery.

Reviewer Comment (2024-09-03): SitusAMC received Post CD,LOX and Copy of refund check .However, we would also require proof of mailing in order to cure the exception.

Buyer Comment (2024-08-30): Please review uploaded PCCD, LOE and copy of refund check.

Reviewer Comment (2024-08-20): Final CD shows recording fees as paid by others.  Provided cure is short. Review requirements request fees paid by others be excluded from testing.

																	Buyer Comment (2024-08-20): Please review the uploaded Itemization of Amount Financed. The recording fee was disclosed on the LE for $[redacted] and disclosed on the Final CD for $[redacted]. This fee should be included in the [redacted]% tolerance calculation as it does not indicate paid by Lender with an 'L' on the CD, is included in the Amount Financed, and should be presumed paid by the borrower. This will increase the base to $[redacted]), with [redacted]% being $[redacted]. Final CD calculation would be $[redacted] and $[redacted] cure already provided is sufficient.		09/04/2024		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802758	3158535507	31368656	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]	Reviewer Comment (2024-08-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2024-08-23): Please see attached [redacted] tracking showing CCD and refund package is in [redacted] possession

Buyer Comment (2024-08-23): Please see attached PCCD and refund

Reviewer Comment (2024-08-22): Affordable housing recording fee and SB2 Recording fees are tested as finance charges.  Cure in the amount of $[redacted] required.

Buyer Comment (2024-08-21): Do not Concur. [redacted] is including Title-Recording fees $[redacted] as prepaid fees. This amount does not match the fees charged on the CD and also should not be included as prepaid fees. Please recalculate.

Reviewer Comment (2024-08-21): [redacted] received rebuttal that Title-processing fee of $[redacted] falls under fees for preparing loan related documents such as mortgage and deeds.  Lender should provide a Lender Attestation giving the specific purpose(s) of this fee in order to determine if all services were related to the preparation of the loan documents.

Buyer Comment (2024-08-21): This fee falls under:
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.

Reviewer Comment (2024-08-20): 1026.4(c)(7) does not specifically exclude Title - Processing fee., as such the title - Processing fee is tested as a finance charge.  Per 1026.(4)(c)(7), the following are excluded.
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.

Buyer Comment (2024-08-20): Do not concur. This Title - Processing Fee is applicable on a comparable cash transaction. Cash transactions still require title paperwork to be processed and the title company will still charge for performing such work (Title - Processing Fee). Please see Title Fee sheet showing both Seller and Buyer being charged equal amounts, $[redacted] each, payable to the title company, for their share of the title company's processing of this transaction. This is similar to AMC's example of the Recording Fee - "whereas a Recording Fee is excludable under 1026.4(e)(1), a Recording Service Fee is a separate charge that is not paid to a public official for purposes of perfecting the security interest."

Reviewer Comment (2024-08-20): SitusAMC received rebuttal that the Title-Processing fee is not a lender required fee.  While the TRID regulations require that any item that is a component of title insurance or is for conducting the closing to have the prefix "Title-" at the beginning of the label for that fee, this description does not automatically cause the fee to fall under the 1026.4(c)(7) exclusion for purposes of finance charge consideration. SitusAMC includes these fees within finance charge because the regulation does not specifically exclude the charge otherwise. While 1026.4(c)(7) allows for the exclusion of "…title examination, abstract of title, title insurance, property survey, and similar purposes", not all "Title-" fees will fall into this category. For example, while a Title-Courier Fee may have been charged by title for the delivery of documents, it is not a fee for title examination, abstract of title, etc. Similarly, whereas a Recording Fee is excludable under 1026.4(e)(1), a Recording Service Fee is a separate charge that is not paid to a public official for purposes of perfecting the security interest. As a result, the Title-Processing Fee would be considered a finance charge. These are fees not found in comparable cash sale transaction and are finance charges. Finance charge calculation was underdisclosed and exception is valid.  If lender fees the fee is not, SitusAMC would require a lender attestation or title company attestation giving the specific purpose(s) of the fee in order to determine if not a finance charge.

																	Buyer Comment (2024-08-16): Do not concur. AMC has fee labeled as "Title - Processing Fee" in the amount of $[redacted]. However, this is not a loan processing fee charged by the Lender. This is a separate fee, charge by Title for their processing of documents. The amount of $[redacted] Title - Processing Fee should not be considered in the Amount Financed or Finance Charge		08/27/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802758	3158535507	31368657	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]	Reviewer Comment (2024-08-27): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Reviewer Comment (2024-08-22): Affordable housing recording fee and SB2 Recording fees are tested as finance charges. Cure in the amount of $[redacted] required.

Buyer Comment (2024-08-21): Do not Concur. [redacted] is including Title-Recording fees $[redacted] as prepaid fees. This amount does not match the fees charged on the CD and also should not be included as prepaid fees. Please recalculate.

Reviewer Comment (2024-08-21): [redacted] received rebuttal that Title-processing fee of $[redacted] falls under fees for preparing loan related documents such as mortgage and deeds.  Lender should provide a Lender Attestation giving the specific purpose(s) of this fee in order to determine if all services were related to the preparation of the loan documents.

																	Reviewer Comment (2024-08-20): SitusAMC received rebuttal that the Title-Processing fee is not a lender required fee. While the TRID regulations require that any item that is a component of title insurance or is for conducting the closing to have the prefix "Title-" at the beginning of the label for that fee, this description does not automatically cause the fee to fall under the 1026.4(c)(7) exclusion for purposes of finance charge consideration. SitusAMC includes these fees within finance charge because the regulation does not specifically exclude the charge otherwise. While 1026.4(c)(7) allows for the exclusion of "…title examination, abstract of title, title insurance, property survey, and similar purposes", not all "Title-" fees will fall into this category. For example, while a Title-Courier Fee may have been charged by title for the delivery of documents, it is not a fee for title examination, abstract of title, etc. Similarly, whereas a Recording Fee is excludable under 1026.4(e)(1), a Recording Service Fee is a separate charge that is not paid to a public official for purposes of perfecting the security interest. As a result, the Title-Processing Fee would be considered a finance charge. These are fees not found in comparable cash sale transaction and are finance charges. Finance charge calculation was underdisclosed and exception is valid. If lender fees the fee is not, SitusAMC would require a lender attestation or title company attestation giving the specific purpose(s) of the fee in order to determine if not a finance charge.		08/27/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221802758	3158535507	31368658	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted] which was more than 3 business days after the application date of [redacted]. The property was not identified [redacted]. however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-08-16): Evidence of when the LE was required to be created and delivered has been received.

																	Buyer Comment (2024-08-16): Initial LE was not required until XX. Loan was HBA/"Credit Only" and did not have all of the 6 data elements required to create an LE. Purchase Contract was received [redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [redacted]. Application Package documents from [redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [redacted] was not made aware of purchase property street address until [redacted] when sales contract was received	08/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No